Risk management - Regulatory Capital (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Sep. 24, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Jan. 01, 2018 EUR (€)	[3]	Dec. 31, 2017 EUR (€)	Nov. 07, 2017 EUR (€)	Jul. 03, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Risk management
Subscribed capital	€ 8,309			€ 8,118	[1]			€ 8,068	€ 48	€ 729	€ 7,291
Share premium account	52,446			50,993	[1]			51,053		€ 6,343
Reserves	56,526			53,988				52,577
Treasury shares	(31)			(59)	[1]			(22)
Attributable profit	6,515			7,810	[1]			6,619
Approved dividends	(1,662)	$ (1,662)		(2,237)	[1]			(2,029)
Total equity attributable to owners of parent	122,103			118,613				116,265
Valuation Adjustments	(22,032)			(22,141)				(21,777)
Non-controlling interests	10,588			10,889	[1]			12,344
TOTAL EQUITY	110,659		€ 106,970	107,361	[1],[2]	€ 105,493		106,833			€ 102,699	[3]
Goodwill and intangible assets	(28,478)			(28,644)				(28,537)
Eligible preference shares and preferred securities	9,039			9,754				7,635
Accrued dividend	(1,761)			(1,055)				(968)
Other adjustments	(9,923)			(9,700)				(7,679)
Tier I (Phase-in)	€ 79,536			€ 77,716				€ 77,283

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).